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                                                          UNITED STATES                                OMB APPROVAL
                                                                                              -------------------------------------
                                                   SECURITIES AND EXCHANGE COMMISSION          OMB Number: 3235-0456
                                                    APPENDIX I Washington, D.C. 20549          Expires: August 31, 2000
                                                                                               Estimated average burden
                                                            FORM 24F-2                         hours per response...........1
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                                                  ANNUAL NOTICE OF SECURITIES SOLD
                                                       PURSUANT TO RULE 24f-2

                            Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                                               Alpine Equity Trust
                                               3435 Stelzer Rd.
                                               Columbus, OH 43219


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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                               [ X ]


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3. Investment Company Act File Number:                                        811-05684

    Securities Act File Number:                                               33-25378


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4(a). Last day of the fiscal year for which this notice is filed:

                                               October 31, 2001

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [    ] Check box if this is the last time the issuer will be filing this Form.



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5.    Calculation of registration fee:

            (i) Aggregate sale price of securities sold during the fiscal
                year pursuant to section 24(f):                                                                       13,189,387.00
                                                                                                              ----------------------

            (ii) Aggregate price of securities redeemed or repurchased
                 during the fiscal year:                                                          $16,798,872
                                                                                       -----------------------

            (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission.                                                      $32,142,593
                                                                                       -----------------------

            (iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:                           -           $48,941,465
                                                                                                              ----------------------

            (v) Net Sales - If item 5(i) is greater than item 5(iv)
                  [subtract Item 5(iv) from Item 5(i) ]                                                                          $0
                                                                                                              ----------------------

            --------------------------------------------------------------------------------------------------
            (vi) Redemption credits available for use in future years - if                       ($35,752,078)
                                                                                       -----------------------
                   Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
                   Item 5(i)]:
            --------------------------------------------------------------------------------------------------

            (vii) Multiplier for determining registration fee  (See Instruction C.9):                                      0.000239
                                                                                                              ----------------------


            (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                                      $0
                    (enter "0" if no fee is due):                                                            ----------------------


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6.    Prepaid shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.      Interest due.-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
            (see Instruction D):
                                                                                                                                 $0
                                                                                                              ----------------------

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8.      Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

                                                                                                                              $0.00
                                                                                                              ======================

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            ------------------


            Method of Delivery:
                                               [ X ]  Wire Transfer
                                               [   ]  Mail or other means


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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*
                                               /s/ Nina Jackson
                                               -------------------------------------------------------------------------------------

                                               Nina Jackson, Treasurer
                                               -------------------------------------------------------------------------------------

         Date        1/4/2002
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            * Please print the name and title of the signing officer below the signature.

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